                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                         Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Real Estate Shares

 Schedule of Investments 3/31/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.9%

 Consumer Services - 2.6%

 Hotels, Resorts & Cruise Lines - 2.6%

 139,700

 Extended Stay America, Inc.

 $

 2,277,110

 95,900

 Hilton Worldwide Holdings, Inc.

 2,159,668

 $

 4,436,778

 Total Consumer Services

 $

 4,436,778

 Real Estate - 94.3%

 Diversified REIT - 8.3%

 69,100

 American Assets Trust, Inc.

 $

 2,758,472

 115,700

 Empire State Realty Trust, Inc. *

 2,028,221

 164,500

 Forest City Enterprises LP *

 3,469,305

 408,900

 Gramercy Property Trust

 3,455,205

 86,200

 STORE Capital Corp.

 2,230,856

 $

 13,942,059

 Industrial REIT - 6.6%

 184,700

 Prologis, Inc.

 $

 8,160,046

 162,400

 Rexford Industrial Realty, Inc. *

 2,949,184

 $

 11,109,230

 Hotel & Resort REIT - 4.0%

 76,800

 Chatham Lodging Trust

 $

 1,645,824

 186,500

 Host Hotels & Resorts, Inc.

 3,114,550

 85,700

 RLJ Lodging Trust

 1,960,816

 $

 6,721,190

 Office REIT - 11.3%

 65,000

 Boston Properties, Inc.

 $

 8,260,200

 61,900

 Douglas Emmett, Inc.

 1,863,809

 171,700

 Paramount Group, Inc.

 2,738,615

 236,200

 Piedmont Office Realty Trust, Inc.

 4,797,222

 15,800

 Vornado Realty Trust

 1,491,994

 $

 19,151,840

 Health Care REIT - 9.1%

 122,900

 Ventas, Inc.

 $

 7,737,784

 111,000

 Welltower, Inc.

 7,696,740

 $

 15,434,524

 Residential REIT - 18.0%

 56,300

 American Campus Communities, Inc.

 $

 2,651,167

 98,500

 American Homes 4 Rent *

 1,566,150

 44,600

 AvalonBay Communities, Inc.

 8,482,920

 56,700

 Camden Property Trust

 4,767,903

 43,100

 Equity LifeStyle Properties, Inc.

 3,134,663

 130,000

 Equity Residential Property Trust, Inc.

 9,753,900

 $

 30,356,703

 Retail REIT - 23.8%

 79,500

 Acadia Realty Trust

 $

 2,792,835

 147,900

 DDR Corp.

 2,631,141

 28,600

 Federal Realty Investment Trust

 4,463,030

 90,700

 Retail Opportunity Investments Corp.

 1,824,884

 7,800

 Retail Properties of America, Inc.

 123,630

 77,800

 Simon Property Group, Inc.

 16,158,282

 75,700

 Tanger Factory Outlet Centers, Inc.

 2,754,723

 90,900

 Taubman Centers, Inc.

 6,474,807

 37,100

 The Macerich Co.

 2,939,804

 $

 40,163,136

 Specialized REIT - 12.0%

 152,300

 CubeSmart

 $

 5,071,590

 108,600

 DuPont Fabros Technology, Inc.

 4,401,558

 39,000

 Public Storage, Inc.

 10,757,370

 $

 20,230,518

 Diversified Real Estate Activities - 1.2%

 55,700

 Alexander & Baldwin, Inc. *

 $

 2,043,076

 Total Real Estate

 $

 159,152,276

 TOTAL COMMON STOCKS

 (Cost $92,071,333)

 $

 163,589,054

 TOTAL INVESTMENT IN SECURITIES - 96.9%

 (Cost $92,071,333) (a)

 $

 163,589,054

 OTHER ASSETS & LIABILITIES - 3.1%

 $

 5,293,025

 TOTAL NET ASSETS - 100.0%

 $

 168,882,079

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $90,071,333 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 $72,790,184

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (1,272,463)

 Net unrealized appreciation

 $

 $71,517,721

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
163,589,054

$
-

$
-

$
163,589,054

 Total

$
163,589,054

$
-

$
-

$
163,589,054

 During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 27, 2016 * Print the name and title of each signing officer under his or her signature.